SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of long lived assets to Employee defined contribution plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment of long lived assets
Impairment loss	$ 0	$ 0	$ 0
Revenue recognition
Milestone payments or royalty payments received		0	0
Employee defined contribution plan
Employee benefit expenses	$ 2,223,493	$ 622,377	$ 1,145,165